DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION	12 Months Ended
Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [abstract]
DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION
NOTE 4:-	DISCLOSURE OF NEW STANDARDS IN THE PERIOD PRIOR TO THEIR ADOPTION

IFRS 16, "Leases":

In January 2016, the IASB issued IFRS 16, "Leases" ("the new Standard"). According to the new Standard, a lease is a contract, or part of a contract, that conveys the right to use an asset for a period of time in exchange for consideration.

The effects of the adoption of the new Standard are as follows:

•
According to the new Standard, lessees are required to recognize all leases in the statement of financial position (excluding certain exceptions, see below). Lessees will recognize a liability for lease payments with a corresponding right-of-use asset, similar to the accounting treatment for finance leases under the existing standard, IAS 17, "Leases". Lessees will also recognize interest expense and depreciation expense separately.

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Variable lease payments that are not dependent on changes in the Consumer Price Index ("CPI") or interest rates, but are based on performance or use are recognized as an expense by the lessees as incurred and recognized as income by the lessors as earned.

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In the event of change in variable lease payments that are CPI-linked, lessees are required to remeasure the lease liability and record the effect of the remeasurement as an adjustment to the carrying amount of the right-of-use asset.

•	The accounting treatment by lessors remains substantially unchanged from the existing standard, namely classification of a lease as a finance lease or an operating lease.

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The new Standard includes two exceptions which allow lessees to account for leases based on the existing accounting treatment for operating leases - leases for which the underlying asset is of low financial value and short-term leases (up to one year).

The new Standard is effective for annual periods beginning on or after January 1, 2019.

The new Standard permits lessees to use one of the following approaches:

1.
Full retrospective approach - according to this approach, a right-of-use asset and the corresponding liability will be presented in the statement of financial position as if they had always been measured according to the provisions of the new Standard. Accordingly, the effect of the adoption of the new Standard at the beginning of the earliest period presented will be recorded in equity. Also, the Company will restate the comparative data in its financial statements. Under this approach, the balance of the liability as of the date of initial application of the new Standard will be calculated using the interest rate implicit in the lease, unless this rate cannot be easily determined in which case the lessee's incremental borrowing rate of interest on the commencement date of the lease will be used.

2.
Modified retrospective approach - this approach does not require restatement of comparative data. The balance of the liability as of the date of initial application of the new Standard will be calculated using the lessee's incremental borrowing rate of interest on the date of initial application of the new Standard. As for the measurement of the right-of-use asset, the Company may choose, on a lease-by-lease basis, to apply one of the two following alternatives:

•	Recognize an asset in an amount equal to the lease liability, with certain adjustments.

•	Recognize an asset as if the new Standard had always been applied.

Any difference arising on the date of first-time recorded in equity.

The Company believes that it will apply the modified retrospective approach upon the initial adoption of the new Standard by measuring the right-of-use asset at an amount equal to the lease liability, as measured on the transition date.

The Company has a substantial number of lease contracts, mainly leases of Vehicles and  laboratory, office and clean room spaces  (see also Note 15g). In assessing the impact of the new Standard on the financial statements, the Company is evaluating the following matters:

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Options to extend the lease- according to the new Standard, the non-cancellable period of a lease includes periods that are covered by options to extend the lease if the lessee is reasonably certain to exercise the option. The Company is reviewing whether such options exist in its lease agreements and whether it is reasonably certain that it will exercise the options. As part of its assessment, the Company is evaluating all relevant facts and circumstances that create an economic incentive to exercise the option, including significant leasehold improvements that have been or are expected to be undertaken, the importance of the underlying asset to the Company's operations and past experience in connection with the exercise of such options.

•
Separation of lease components - according to the new Standard, all lease components within a contract should be accounted for separately from non-lease components. A lessee is allowed a practical expedient according to which it can elect, by class of underlying asset, not to separate non-lease components from lease components, and instead account for them as a single lease component. The Company is reviewing whether such non-lease components, such as management and maintenance services, exist in its current lease contracts and whether the above practical expedient should be applied to each class of underlying asset.

•
Incremental interest rate - the Company estimates the incremental interest rate to be used for measuring the lease liability and right-of-use asset on the date of initial adoption of the new Standard, based on the lease term and nature of the leased asset.

The Company is also evaluating the need for making adjustments to its information systems, internal control, policies and procedures that will be necessary in order to apply the provisions of the new Standard.

The Company estimates that the effect of the initial adoption of the new Standard as of January 1, 2019, is expected to result in an increase in the Company's total assets and liabilities of approximately $ 2,500 and  no change in its equity.

Moreover, the effect of the initial adoption of the new Standard in 2019 is expected to result in a decrease in the Company's lease expenses of approximately $ 590 and an increase in the Company's depreciation and finance expenses of approximately $ 530 and $ 150, respectively. The total effect of the initial adoption of the new Standard in 2019 is expected to result in a decrease of approximately $ 60 in operating expenses and a increase of approximately $ 90  in net loss.

In addition, as a result of the adoption of the new Standard, in 2019, the Company's cash flows from operating activities are expected to decrease by approximately $ 590 and its cash flows from financing activities are expected to increase by approximately $ 590.